Cover	May 15, 2020
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 15, 2020
Entity File Number	1-9516
Entity Registrant Name	ICAHN ENTERPRISES L.P.
Entity Central Index Key	0000813762
Entity Tax Identification Number	13-3398766
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	16690 Collins Avenue
Entity Address, Address Line Two	Penthouse Suite
Entity Address, City or Town	Sunny Isles Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33160
City Area Code	305
Local Phone Number	422-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Depositary Units of Icahn Enterprises L.P. Representing Limited Partner Interests
Trading Symbol	IEP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Icahn Enterprises Holdings
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 15, 2020
Entity File Number	333-118021-01
Entity Registrant Name	ICAHN ENTERPRISES HOLDINGS L.P.
Entity Central Index Key	0001034563
Entity Tax Identification Number	13-3398767
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	16690 Collins Avenue
Entity Address, Address Line Two	Penthouse Suite
Entity Address, City or Town	Sunny Isles Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33160
City Area Code	305
Local Phone Number	422-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false